Average Annual Total Returns - Nomura Transformational Technologies ETF		12 Months Ended	60 Months Ended	73 Months Ended
	Jan. 07, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		36.90%	21.39%	22.97%
Performance Inception Date	Nov. 30, 2018
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date	Nov. 30, 2018
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date	Nov. 30, 2018
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	11.13%
Performance Inception Date	Nov. 30, 2018
MSCI World Technology Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.85%	21.34%	23.26%
Performance Inception Date	Nov. 30, 2018